Cash Management Funds - 1998 Semiannual Report

1998 Semiannual Report


MONEY MARKET FUND
--------------------------

U.S. GOVERNMENT
MONEY MARKET FUND
--------------------------

TAX-EXEMPT
MONEY MARKET FUND
--------------------------

[LOGO]

CASH
MANAGEMENT
FUNDS

[GRAPHIC]

[LOGO]

CONTENTS

Glossary***. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 44


Money Market Fund

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . .2

Financial Statements and Notes. . . . . . . . . . . . . . . . . . . . . . 8

Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . 24


U.S. Government Money Market Fund

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . .2

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . .8

Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . 32


Tax-Exempt Money Market Fund

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . .5

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . .8

Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . 36


This report is intended for shareholders of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund, but may also be used as sales literature if preceded or accompanied by a prospectus. The prospectus gives details about the charges, investment results, risks and operating policies of the funds.

***This report includes a glossary to help you understand financial terms used in the portfolio managers' letters. When you see this symbol, it indicates a word that is defined in the glossary.


INTERNATIONAL GROWTH FUNDS
-----------------------------------------
Emerging Markets Growth Fund
Pacific-European Growth Fund

U.S. GROWTH FUNDS
-----------------------------------------
Small Company Growth Fund
Emerging Growth Fund
Growth Fund

GROWTH AND INCOME FUNDS
-----------------------------------------
Growth and Income Fund
Balanced Fund

INCOME FUNDS
-----------------------------------------
Government Income Fund
Intermediate Bond Fund
Adjustable Rate Mortgage Securities Fund

TAX-EXEMPT INCOME FUNDS
-----------------------------------------
National Tax-Exempt Fund
Minnesota Tax-Exempt Fund

CASH MANAGEMENT FUNDS*
--------------------------------------------------------------------------------
MONEY MARKET FUND                                An investment staple, cash
U.S. GOVERNMENT MONEY MARKET FUND                management funds can help
TAX-EXEMPT MONEY MARKET FUND                     you organize your finances
Institutional Money Market Fund                  and build your assets.

Piper Funds provide you with the flexibility to help you pursue your investment goals. Among our funds, we offer a spectrum of investment objectives and convenient shareholder services to meet the varied needs of today's investors.

Contact your Piper Jaffray Investment Executive for more information about the Piper Funds, including prospectuses, or call Piper Capital Mutual Fund Services at 800 866-7778. Please read the prospectuses carefully before investing.

*An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

30-Day Effective Yields
--------------------------------------------------------------------------------
[EDGAR REPRESENTATION OF GRAPHIC DATA]

                                           U.S.
          Money           Money         Government      Tax-Exempt
          Market          Market          Money           Money
           Fund            Fund           Market          Market
          Class A         Class B          Fund            Fund
        ----------       ---------     ------------    ------------
4/97       4.91            4.06            4.74            2.90
5/97       4.96            4.11            4.77            3.10
6/97       4.98            4.14            4.79            3.00
7/97       5.01            4.16            4.79            2.81
8/97       5.00            4.15            4.81            2.70
9/97       5.00            4.15            4.85            2.89
10/97      4.99            4.15            4.83            2.91
11/97      5.01            4.17            4.80            2.91
12/97      5.14            4.30            4.91            2.96
1/98       5.14            4.30            4.93            2.85
2/98       5.07            4.24            4.86            2.66
3/98       4.94            4.13            4.92            2.70


THIS CHART SHOWS THE 30-DAY EFFECTIVE YIELDS AS OF THE END OF EACH MONTH FOR MONEY MARKET FUND CLASS A, U.S. GOVERNMENT MONEY MARKET FUND AND TAX-EXEMPT MONEY MARKET FUND. 30-DAY EFFECTIVE YIELD REFERS TO THE INCOME GENERATED BY THE FUND OVER A 30-DAY PERIOD. THIS INCOME IS ANNUALIZED AND ASSUMED TO BE REINVESTED.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE RETURN OF YOUR INVESTMENT WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

SINCE THE FUNDS' INCEPTIONS, THE FUNDS' DISTRIBUTOR VOLUNTARILY WAIVED CERTAIN 12B-1 FEES. WITHOUT WAIVERS, 30-DAY EFFECTIVE YIELDS FOR MONEY MARKET FUND CLASS A, U.S. GOVERNMENT MONEY MARKET FUND AND TAX-EXEMPT MONEY MARKET FUND WOULD HAVE BEEN 4.84%, 4.82% AND 2.60%, RESPECTIVELY, ON MARCH 31, 1998.


--------------------------------------------------------------------------------

                     1998 Semiannual Report 1 Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

[PHOTO]
NANCY S. OLSEN
is primarily responsible for the management of Money Market Fund and U.S. Government Money Market Fund. She has 20 years of financial experience.

--------------------------------------------------------------------------------
May 7, 1998
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

THE SEVEN-DAY CURRENT YIELD FOR MONEY MARKET FUND CLASS A DECREASED AND THE U.S. GOVERNMENT MONEY MARKET FUND INCREASED SINCE WE REPORTED TO YOU SIX MONTHS AGO. The seven-day current yield for Money Market Fund Class A decreased from 4.88% on September 30, 1997, to 4.32% on March 31, 1998. U.S. Government Money Market Fund's seven-day current yield is up from 4.87% on September 30, 1997, to 4.89% on March 31, 1998.

SHORT-TERM INTEREST RATES FLUCTUATED DURING THE PERIOD WITH CHANGING EXPECTATIONS ABOUT ECONOMIC GROWTH. In the fourth quarter of 1997, the financial woes of economies in Asia and the potential spillover effects on the U.S. economy dominated headlines and


 * Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share. Since the funds' inception, the funds' distributor voluntarily waived certain 12b-1 fees. Had fees not been waived, seven-day current yields for Money Market Fund Class A and U.S. Government Money Market Fund would have been 4.22% and 4.79%, respectively, on March 31, 1998. As of March 31, 1998, the seven-day current yield for Money Market Fund Class B was 3.59%.

--------------------------------------------------------------------------------
MONEY MARKET FUND PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1998.

[EDGAR REPRESENTATION OF PIE CHART]

Commercial Paper.............................. 80%
Certificates of Deposit....................... 14%
U.S. Government Agency Securities.............  4%
Bank Notes....................................  1%
U.S. Treasury Securities......................  1%


--------------------------------------------------------------------------------

                    1998 Semiannual Report 2 Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

[PHOTO]
SHAISTA B. TAJAMAL
assists with the management of Money Market Fund and U.S. Government Money Market Fund. She has eight years of financial experience.
--------------------------------------------------------------------------------

influenced U.S. domestic bond and money markets. At the same time, reports on the U.S. economic environment portrayed a strong economy as evidenced by continued gains in manufacturing, employment, and consumption, but also lower than expected inflation as indicated by declines in crude oil, industrial commodity prices and gold.

YIELDS ON MONEY MARKET SECURITIES DECLINED BY .10% TO .15% IN THE FIRST PART OF THE FOURTH QUARTER. In the last part of the fourth quarter, money market yields rose significantly due to year-end window dressing*** by corporations. Early in l998, bond and money market yields declined as the window dressing effects went away. In addition, Federal Reserve Board (Fed) Chairman Alan Greenspan hinted at the reduced need for Fed restraint. Since then, the bond and money markets have continued to grapple with the opposite effects of a vigorous, expanding economy and a secular backdrop of low inflation, federal debt reduction and productivity enhancing technological advances.

WE PROVIDED YOU WITH A COMPETITIVE RETURN DURING THE REPORTING PERIOD BY MANAGING THE FUNDS' AVERAGE WEIGHTED MATURITY*** AND MAKING SOME CHANGES TO THE STRUCTURE OF THE FUNDS. We lengthened the average weighted maturities of the funds as we moved closer to year-end l997 to take advantage of the higher rates available at

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

As a percentage of total assets on March 31, 1998.

[EDGAR REPRESENTATION OF PIE CHART]

U.S. Treasury Securities............................  3%
Federal Farm Credit Bank............................  7%
Federal Home Loan Mortgage Corporation.............. 29%
Federal Home Loan Bank.............................. 11%
Federal National Mortgage Association............... 26%
U.S. Government Agency-Backed Securities............  5%
Student Loan Marketing Association..................  7%
Repurchase Agreements............................... 12%

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

                    1998 Semiannual Report 3 Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

that time. We continued to position both the Money Market Fund and U.S. Government Money Market Fund long to their benchmarks*** throughout most of the first quarter of l998. This strategy worked well given the decline in money market yields since the end of the fourth quarter of l997. We also continued to add securities in the one-year area, thereby maintaining the barbell structure*** we put on in the third quarter of l997. A barbell structure clusters maturities at both the short end of the yield curve*** (one to three months) and at the longer end (l0 to l3 months). This structure works well when the difference between yields on short- and longer-term securities decreases, which is what happened during the fourth quarter of l997 and the first quarter of l998.

GOING FORWARD, WE BELIEVE ECONOMIC GROWTH WILL MODERATE AND INFLATION WILL REMAIN UNDER CONTROL. Any changes in Federal Reserve Board policy will depend on economic releases in the coming months. We will continue to monitor those releases carefully and formulate our strategy accordingly.

OUR PRIMARY CONCERN IN MANAGING BOTH FUNDS IS THE SAFETY OF YOUR PRINCIPAL. We continue to use a fundamental approach to identify high-quality, liquid money market securities that provide competitive yields. Our strategy is designed to add value by actively positioning the portfolios on the yield curve (l3 months or less), investing in high-quality securities and managing the funds' average weighted maturity based on our interest rate forecast.

Thank you for your investment in Money Market Fund and/or U.S. Government Money Market Fund. We remain committed to providing investments that help you achieve your investment goals.

Sincerely,

/s/ Nancy Shellenberger Olsen

Nancy Shellenberger Olsen
Portfolio Manager

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

                  1998 Semiannual Report 4 Cash Management Funds

TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

[PHOTO]
DOUGLAS J. WHITE, CFA
shares responsibility for the management of Tax-Exempt Money Market Fund. He has 15 years of financial experience.

--------------------------------------------------------------------------------
May 7, 1998
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

THE SEVEN-DAY CURRENT YIELD ON TAX-EXEMPT MONEY MARKET FUND WAS 3.22%* ON MARCH 31, 1998. This represents an increase from our last report to you six months ago, when the seven-day current yield was 3.01%.

SHORT-TERM INTEREST RATES FLUCTUATED DURING THE PERIOD WITH CHANGING EXPECTATIONS ABOUT ECONOMIC GROWTH. In the fourth quarter of 1997, the financial woes of economies in Asia and the potential spillover effects on the U.S. economy dominated headlines and influenced U.S. domestic bond and money markets. At the same time, reports on the U.S. economic environment portrayed a strong economy as evidenced by continued gains in manufacturing, employment, and consumption, but also lower than expected inflation as indicated by declines in crude oil, industrial commodity prices and gold.

* Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share. Since the fund's inception, the fund's distributor voluntarily waived certain 12b-1 fees. Had the fees not been waived, the fund's seven-day current yield would have been 3.12% on March 31, 1998.

-------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1998.

[EDGAR REPRESENTATION OF PIE CHART]

Sales/Excise Tax Revenue........................   3%
Hospital Revenue................................   6%
Housing Revenue.................................   8%
Health Services Loan Pool Revenue...............   2%
Electric Revenue................................   1%
Other Assets....................................   1%
General Obligations.............................  22%
Health Services Revenue.........................  12%
Nursing Home Revenue............................   1%
Leasing Revenue.................................   4%
Education Revenue...............................   7%
Other Revenue...................................   8%
Industrial Development Revenue..................  25%


--------------------------------------------------------------------------------

                  1998 Semiannual Report 5 Cash Management Funds

--------------------------------------------------------------------------------

[PHOTO]
CATHERINE STIENSTRA
shares responsibility for the management of Tax-Exempt Money Market Fund. She has seven years of financial experience.

--------------------------------------------------------------------------------

IN THIS ENVIRONMENT, YIELDS ON TAX-EXEMPT MONEY MARKET SECURITIES DECLINED DURING THE EARLY PART OF THE REPORTING PERIOD. In the last part of the fourth quarter, however, yields rose significantly due to year-end window dressing*** by corporations. Early in l998, bond and money market yields declined as the window dressing effects went away. In addition, Federal Reserve Board (Fed) Chairman Alan Greenspan hinted at the reduced need for Fed restraint. Since then, the bond and money markets have continued to grapple with the opposite effects of a vigorous, expanding economy and a secular backdrop of low inflation, federal debt reduction and productivity enhancing technological advances.

THROUGHOUT THE SIX-MONTH PERIOD, WE FELT COMFORTABLE MAINTAINING THE FUND'S AVERAGE WEIGHTED MATURITY*** AT LEVELS AT OR SLIGHTLY HIGHER THAN COMPARABLE BENCHMARKS. Monetary policy, as set by the Fed, remained constant during the period, and allowed us to add high-quality, fixed-rate securities to the fund's portfolio as they became available at attractive prices. This strategy seeks to lock in higher yields, and extends the average maturity of the fund.

AS OF MARCH 31, 1998, 46% OF THE FUND'S ASSETS WERE INVESTED IN FIXED-RATE SECURITIES, AND 64% WERE VARIABLE-RATE. This allowed the fund to benefit from any rises in short-term rates throughout the period, while providing liquidity for money flow fluctuations in response to volatility in the equity markets.

SUPPLY OF HIGH-QUALITY, SHORT-TERM MUNICIPAL SECURITIES DECREASED IN FEBRUARY, WHICH CAUSED US TO MAKE SOME TEMPORARY CHANGES TO OUR INVESTMENT STRATEGY. This seasonal shortage occurred due to increased assets in municipal money market funds and not only caused a decreased supply, but higher prices and lower yields. To counter this, we invested excess cash in overnight taxable investments as a temporary measure until more supply became available. The supply of tax-exempt issues is beginning to pick up

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

                  1998 Semiannual Report 6 Cash Management Funds

--------------------------------------------------------------------------------

again, as investors move assets out of tax-exempt money markets to meet tax deadlines. We will keep a sizable portion of the fund in daily liquid securities to meet these outflows.

Thank you for investing in Tax-Exempt Money Market Fund. We appreciate the opportunity to help you manage your assets and work toward your investment goals.


Sincerely,


/s/ Douglas J. White

Douglas J. White
Portfolio Manager

/s/ Catherine M. Stienstra

Catherine M. Stienstra
Portfolio Manager


--------------------------------------------------------------------------------

                   1998 Semiannual Report  7  Cash Management Funds

Financial Statements (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  March 31, 1998
 ................................................................................

                                                                                U.S. GOVERNMENT     TAX-EXEMPT
                                                                   MONEY             MONEY             MONEY
                                                                MARKET FUND       MARKET FUND       MARKET FUND
                                                              ---------------   ---------------   ---------------
ASSETS:
Investments in securities at amortized cost which
  approximates market value (note 2) (including repurchase
  agreements of $0; $38,611,000 and $0, respectively) ......  $2,534,279,254    $  303,698,878    $  224,769,287
Cash in bank on demand deposit .............................          50,488            20,861            36,786
Accrued interest receivable ................................      11,250,742         1,599,180         1,947,417
                                                              ---------------   ---------------   ---------------
  Total assets .............................................   2,545,580,484       305,318,919       226,753,490
                                                              ---------------   ---------------   ---------------

LIABILITIES:
Dividends payable to shareholders ..........................       3,505,908           447,820           205,792
Accrued investment management fee ..........................         801,429           130,114           100,501
Accrued distribution and service fees ......................         428,448            52,045            40,200
                                                              ---------------   ---------------   ---------------
  Total liabilities ........................................       4,735,785           629,979           346,493
                                                              ---------------   ---------------   ---------------
  Net assets applicable to outstanding capital stock .......  $2,540,844,699    $  304,688,940    $  226,406,997
                                                              ---------------   ---------------   ---------------
                                                              ---------------   ---------------   ---------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital ...............  $2,540,844,699    $  304,688,940    $  226,406,997
                                                              ---------------   ---------------   ---------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $2,540,844,699    $  304,688,940    $  226,406,997
                                                              ---------------   ---------------   ---------------
                                                              ---------------   ---------------   ---------------

NET ASSET VALUE AND OFFERING PRICE:

CLASS A (NOTE 1):
Net assets .................................................  $2,540,834,247    $  304,688,940    $  226,406,997
Shares outstanding (authorized 80 billion, 100 billion and
  100 billion shares, respectively, of $0.01 par value) ....   2,540,834,247       304,688,940       226,406,997
Net asset value and offering price per share ...............  $         1.00    $         1.00    $         1.00

CLASS B:
Net assets .................................................  $       10,452                --                --
Shares outstanding (authorized 10 billion shares of $0.01
  par value) ...............................................          10,452                --                --
Net asset value and offering price per share ...............  $         1.00                --                --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                1998 Semiannual Report  8  Cash Management Funds

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For The Six Months Ended March 31, 1998
 ................................................................................

                                                                                U.S. GOVERNMENT     TAX-EXEMPT
                                                                   MONEY             MONEY             MONEY
                                                                MARKET FUND       MARKET FUND       MARKET FUND
                                                              ---------------   ---------------   ---------------
INCOME:
Interest ...................................................  $   68,064,599    $    8,331,433    $    4,306,454
                                                              ---------------   ---------------   ---------------

EXPENSES (NOTE 5):
Investment management fee ..................................       4,500,902           737,625           588,799
Distribution and service fees:
  CLASS A ..................................................       3,566,448           442,575           353,280
  CLASS B ..................................................              51                --                --
Custodian and accounting fees ..............................         354,194            85,052            71,380
Transfer agent and dividend disbursing agent fees ..........       1,783,213           108,186            64,835
Registration fees ..........................................         184,585            32,398            36,422
Reports to shareholders ....................................         122,736            16,708            13,675
Directors' fees ............................................           4,036             4,036             4,036
Audit and legal fees .......................................          29,369            22,369            22,369
Other expenses .............................................          51,519             7,033             6,146
                                                              ---------------   ---------------   ---------------
  Total expenses ...........................................      10,597,053         1,455,982         1,160,942
    Less Class A expenses waived by the distributor ........      (1,188,816)         (147,525)         (117,760)
                                                              ---------------   ---------------   ---------------

  Net expenses before expenses paid indirectly .............       9,408,237         1,308,457         1,043,182
    Less expenses paid indirectly ..........................          (3,187)           (6,411)           (1,716)
                                                              ---------------   ---------------   ---------------

  Total net expenses .......................................       9,405,050         1,302,046         1,041,466
                                                              ---------------   ---------------   ---------------

  Net investment income ....................................  $   58,659,549    $    7,029,387    $    3,264,988
                                                              ---------------   ---------------   ---------------
                                                              ---------------   ---------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                1998 Semiannual Report  9  Cash Management Funds

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                                Six Months
                                                               Ended 3/31/98      Year Ended
                                                                (Unaudited)         9/30/97
                                                              ---------------   ---------------
OPERATIONS:
Net investment income ......................................  $    58,659,549   $   100,349,040
                                                              ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income ...............................      (58,659,336)     (100,348,789)
CLASS B:
  From net investment income ...............................             (213)             (251)
                                                              ---------------   ---------------
  Total distributions ......................................      (58,659,549)     (100,349,040)
                                                              ---------------   ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A ....................................................      275,012,519       300,021,720
CLASS B ....................................................              213            10,239
                                                              ---------------   ---------------
  Increase in net assets from capital share transactions ...      275,012,732       300,031,959
                                                              ---------------   ---------------
  Total increase in net assets .............................      275,012,732       300,031,959

Net assets at beginning of period ..........................    2,265,831,967     1,965,800,008
                                                              ---------------   ---------------

Net assets at end of period ................................  $ 2,540,844,699   $ 2,265,831,967
                                                              ---------------   ---------------
                                                              ---------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

               1998 Semiannual Report  10  Cash Management Funds

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              U.S. GOVERNMENT MONEY MARKET FUND
                                                              ---------------------------------
                                                                Six Months
                                                               Ended 3/31/98      Year Ended
                                                                (Unaudited)         9/30/97
                                                              ---------------   ---------------
OPERATIONS:
Net investment income ......................................  $     7,029,387   $    13,476,301
                                                              ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................       (7,029,387)      (13,476,301)
                                                              ---------------   ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Increase (decrease) in net assets from capital share
  transactions .............................................       19,874,990        (6,207,861)
                                                              ---------------   ---------------
  Total increase (decrease) in net assets ..................       19,874,990        (6,207,861)

Net assets at beginning of period ..........................      284,813,950       291,021,811
                                                              ---------------   ---------------

Net assets at end of period ................................  $   304,688,940   $   284,813,950
                                                              ---------------   ---------------
                                                              ---------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

               1998 Semiannual Report  11  Cash Management Funds

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   TAX-EXEMPT MONEY MARKET
                                                                            FUND
                                                              ---------------------------------
                                                                Six Months
                                                               Ended 3/31/98      Year Ended
                                                                (Unaudited)         9/30/97
                                                              ---------------   ---------------
OPERATIONS:
Net investment income ......................................  $     3,264,988   $     6,126,749
                                                              ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................       (3,264,988)       (6,126,749)
                                                              ---------------   ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Increase (decrease) in net assets from capital share
  transactions .............................................       (8,114,432)       24,582,439
                                                              ---------------   ---------------
  Total increase (decrease) in net assets ..................       (8,114,432)       24,582,439

Net assets at beginning of period ..........................      234,521,429       209,938,990
                                                              ---------------   ---------------

Net assets at end of period ................................  $   226,406,997   $   234,521,429
                                                              ---------------   ---------------
                                                              ---------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

               1998 Semiannual Report  12  Cash Management Funds

               Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               Piper Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single open-end management investment company. The company currently has 12 series, including Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (the funds). Each fund is classified as a diversified series. The company's articles of incorporation permit the board of directors to create additional series in the future.

               Money Market Fund commenced offering Class B shares on February 18, 1997. All shares existing prior to that date were classified as Class A shares. Key features of each class are:

               CLASS A:
               - Lower distribution fees than Class B

               CLASS B:
               - Subject to a contingent deferred sales charge upon redemption

               - Higher distribution fees than Class A

               - Automatic conversion to Class A shares at the beginning of the sixth calendar year after issuance

               - Available for purchase only in exchange for Class B shares of another fund managed by the advisor

               The classes of shares of Money Market Fund have the same rights and are identical in all respects except that each class bears different distribution expenses, has exclusive voting rights with respect to matters affecting that class and has different exchange privileges. U.S. Government Money Market Fund and Tax-Exempt Money Market Fund each have a single class of shares, which are shown as Class A in the financial statements.

               Money Market Fund invests in a variety of high-quality money market instruments such as high-grade domestic and U.S. dollar

---------------------------------------------------------------------

               1998 Semiannual Report  13  Cash Management Funds

--------------------------------------------------------------------------------
               denominated foreign commercial paper, repurchase agreements, obligations of domestic and foreign banks (time deposits, certificates of deposit and bankers' acceptances), U.S. government securities and short-term corporate obligations.

               U.S. Government Money Market Fund invests in securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

               Tax-Exempt Money Market Fund invests primarily in high-quality, tax-exempt securities with short-term maturities, including municipal bonds, notes and commercial paper.

               There is no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
               INVESTMENTS IN SECURITIES
               Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued on the basis of amortized cost, which approximates market value.

               Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium computed on a straight line basis, is accrued daily.

               FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

---------------------------------------------------------------------

               1998 Semiannual Report  14  Cash Management Funds

--------------------------------------------------------------------------------

               DISTRIBUTIONS TO SHAREHOLDERS
               Distributions to shareholders from net investment income for Money Market Fund are declared separately for each class daily and reinvested in additional shares of the same class monthly. Distributions to shareholders from net investment income for U.S. Government Money Market Fund and Tax-Exempt Money Market Fund are declared daily and reinvested in additional shares of the funds monthly.

               REPURCHASE AGREEMENTS
               For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements are held by a third-party custodian until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

               ALLOCATION OF INCOME, EXPENSES AND GAINS (LOSSES)
               Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses for Money Market Fund are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Class-specific expenses, which include distribution and service fees, are charged directly to such class.

---------------------------------------------------------------------

               1998 Semiannual Report  15  Cash Management Funds

--------------------------------------------------------------------------------

               USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities for the six months ended March 31, 1998, were as follows:

                                                          U.S. GOVERNMENT     TAX-EXEMPT
                                           MONEY MARKET     MONEY MARKET     MONEY MARKET
                                               FUND             FUND             FUND
                                          --------------  ----------------   -------------
Purchases ..............................  $8,982,724,769   $ 2,417,289,775   $ 726,897,131
Proceeds from sales ....................  $8,724,087,262   $ 2,401,482,211   $ 735,704,000

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
               Capital share transactions for the funds at net asset value of $1 per share were as follows:

                                                           SIX MONTHS
                                                              ENDED           YEAR ENDED
                                                            MARCH 31,       SEPTEMBER 30,
                                                              1998             1997 (a)
                                                         ---------------   ----------------
MONEY MARKET FUND:
CLASS A
  Sales of fund shares ................................  $10,024,545,525   $ 16,997,576,820
  Issued for reinvested distributions .                       55,807,153         97,113,763
  Redemptions of fund shares ..........................   (9,805,340,159)   (16,794,668,863)
                                                         ---------------   ----------------
                                                         $   275,012,519   $    300,021,720
                                                         ---------------   ----------------
                                                         ---------------   ----------------
CLASS B
  Sales of fund shares ................................  $         4,572   $         11,044
  Issued for reinvested distributions .                              213                240
  Redemptions of fund shares ..........................           (4,572)            (1,045)
                                                         ---------------   ----------------
                                                         $           213   $         10,239
                                                         ---------------   ----------------
                                                         ---------------   ----------------

                  (a) Period from February 18, 1997 (commencement of offering)
                      to September 30, 1997 for Class B shares.

---------------------------------------------------------------------

               1998 Semiannual Report  16  Cash Management Funds

--------------------------------------------------------------------------------

                                             SIX MONTHS
                                               ENDED            YEAR ENDED
                                             MARCH 31,        SEPTEMBER 30,
                                                1998               1997
                                          ----------------   ----------------
U.S. GOVERNMENT MONEY MARKET FUND:
  Sales of fund shares .................  $    672,766,484   $  1,179,382,187
  Issued for reinvested
    distributions ......................         6,758,403         13,081,170
  Redemptions of fund shares ...........      (659,649,897)    (1,198,671,218)
                                          ----------------   ----------------
                                          $     19,874,990   $     (6,207,861)
                                          ----------------   ----------------
                                          ----------------   ----------------

                                             SIX MONTHS
                                               ENDED            YEAR ENDED
                                             MARCH 31,        SEPTEMBER 30,
                                                1998               1997
                                          ----------------   ----------------
TAX-EXEMPT MONEY MARKET FUND:
  Sales of fund shares .................  $  1,043,126,545   $  1,905,106,004
  Issued for reinvested
    distributions ......................         3,120,737          5,907,226
  Redemptions of fund shares ...........    (1,054,361,714)    (1,886,430,791)
                                          ----------------   ----------------
                                          $     (8,114,432)  $     24,582,439
                                          ----------------   ----------------
                                          ----------------   ----------------

(5) EXPENSES
 ................................
               INVESTMENT MANAGEMENT FEE
               The company has entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay Piper Capital a monthly fee based on average daily net assets. The fee for each fund is equal to an annual rate of 0.50% of the first $500 million in net assets, 0.425% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and then decreasing in reduced percentages to 0.275% of net assets in excess of $2.5 billion. For the six months ended March 31, 1998, the effective investment management fee paid by the funds was .38%, .50% and .50% on an annual basis for Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund, respectively.

---------------------------------------------------------------------

               1998 Semiannual Report  17  Cash Management Funds

--------------------------------------------------------------------------------

               DISTRIBUTION AND SERVICE FEES
               Each fund also pays Piper Jaffray Inc. (Piper Jaffray), the funds' distributor, fees accrued daily and paid quarterly for providing shareholder services and distribution-related services. The fees for each class, which are being voluntarily limited for U.S. Government Money Market Fund, Tax-Exempt Money Market Fund and Class A of Money Market Fund for the year ending September 30, 1998, are stated below as a percent of average daily net assets attributable to such shares.

                                            MONEY MARKET
                                                FUND          U.S. GOVERNMENT    TAX-EXEMPT
                                          -----------------    MONEY MARKET     MONEY MARKET
                                          CLASS A   CLASS B        FUND             FUND
                                          -------   -------   ---------------   ------------
Distribution fee .......................    0.05%     0.75%         0.05%           0.05%
Service fee ............................    0.25%     0.25%         0.25%           0.25%
                                          -------   -------        -----           -----
  Total distribution and service
    fees ...............................    0.30%     1.00%         0.30%           0.30%
                                          -------   -------        -----           -----
                                          -------   -------        -----           -----
  Total distribution and service fees
    after voluntary limitation .            0.20%     1.00%         0.20%           0.20%
                                          -------   -------        -----           -----
                                          -------   -------        -----           -----

               SHAREHOLDER ACCOUNT SERVICING FEES
               The company has also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) perform various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which are paid monthly to Piper Jaffray and Piper Trust for providing these services, are equal to an annual rate of $9.00 per active shareholder account and $6.00 per inactive account. For the six months ended March 31, 1998, Piper Jaffray and Piper Trust received the following amounts in connection with the shareholder account servicing agreements:

                                                           U.S.
                                                        GOVERNMENT    TAX-EXEMPT
                                             MONEY         MONEY         MONEY
                                            MARKET        MARKET        MARKET
                                             FUND          FUND          FUND
                                          -----------   -----------   -----------
Piper Jaffray ..........................  $1,768,565    $  100,686    $   57,335
Piper Trust ............................       4,644            --            --
                                          -----------   -----------   -----------
                                          $1,773,209    $  100,686    $   57,335
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------

---------------------------------------------------------------------

               1998 Semiannual Report  18  Cash Management Funds

--------------------------------------------------------------------------------

               OTHER FEES AND EXPENSES
               In addition to the investment management, distribution and shareholder account servicing fees, each fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

(6) PENDING
    ACQUISITION
 ................................
               On December 15, 1997, Piper Jaffray Companies Inc., the parent company of the funds' investment advisor, announced that it had entered into an agreement to be acquired by U.S. Bancorp. It is anticipated that this acquisition will be completed in the second quarter of 1998, subject to regulatory approval, the approval of Piper Jaffray Companies shareholders and the satisfaction of customary closing conditions.

               U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of December 31, 1997, U.S. Bancorp was the 15th largest U.S. commercial bank holding company, with assets of nearly $71.3 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of December 31, 1997, U.S. Bank, acting through its First American Asset Management group, managed more than $55 billion in assets, including approximately $20.5 billion in assets of the First American Funds.

               Effective as of the date of the acquisition, SEI Investments Distribution Company will assume the role of the principal distributor for the funds.

               Under the Investment Company Act of 1940, as amended (the "1940 Act"), consummation of the acquisition of Piper Jaffray

---------------------------------------------------------------------

               1998 Semiannual Report  19  Cash Management Funds

--------------------------------------------------------------------------------
               Companies by U.S. Bancorp will result in the assignment and automatic termination of the funds' investment advisory agreements with Piper Capital Management Incorporated. The 1940 Act requires that any new investment advisory agreements for the funds be approved by the funds' board of directors and shareholders.

(7) SUBSEQUENT
    EVENT
 ................................
               CLASS B SHARES NO LONGER OFFERED
               Effective April 21, 1998, the Money Market Fund will no longer offer Class B shares. Any outstanding Class B shares will be automatically converted to Class A shares as of the close of business on April 27, 1998. No contingent deferred sales charges or other fees will be imposed in connection with this conversion.

---------------------------------------------------------------------

               1998 Semiannual Report  20  Cash Management Funds

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MONEY MARKET FUND

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                              Six Months Ended              Year Ended September 30,
                                                               March 31, 1998    -----------------------------------------------
                                                                (Unaudited)       1997      1996      1995      1994      1993
                                                              ----------------   -------   -------   -------   -------   -------
PER-SHARE DATA
Net asset value, beginning of period .......................       $ 1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                 --------        -------   -------   -------   -------   -------
Operations:
  Net investment income ....................................         0.02           0.05      0.05      0.05      0.03      0.02
Distributions to shareholders:
  From net investment income ...............................        (0.02)         (0.05)    (0.05)    (0.05)    (0.03)    (0.02)
                                                                 --------        -------   -------   -------   -------   -------
    Net asset value, end of period .........................       $ 1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                 --------        -------   -------   -------   -------   -------
                                                                 --------        -------   -------   -------   -------   -------
SELECTED INFORMATION
Total return (a) ...........................................         2.48%          4.84%     4.79%     5.05%     2.98%     2.45%
Net assets at end of period (in millions) ..................       $2,541        $ 2,266   $ 1,966   $ 1,703   $ 1,185   $ 1,106
Ratio of expenses to average daily net assets ..............         0.79%(c)       0.82%     0.84%     0.92%     0.93%     0.96%
Ratio of net investment income to average daily net
  assets ...................................................         4.93%(c)       4.76%     4.73%     4.94%     2.90%     2.42%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net assets before
    waivers ................................................         0.89%(c)       0.92%     0.94%     1.02%     1.03%     1.06%
  Ratio of net investment income to average daily net assets
    before waivers .........................................         4.83%(c)       4.66%     4.63%     4.84%     2.80%     2.32%

                                                                                  CLASS B
                                                                 -----------------------------------------
                                                                 Six Months Ended
                                                                  March 31, 1998         Period Ended
                                                                   (Unaudited)      September 30, 1997(b)
                                                                 ----------------   ----------------------
PER-SHARE DATA
Net asset value, beginning of period ..........................       $ 1.00                $ 1.00
                                                                     -------               -------
Operations:
  Net investment income .......................................         0.02                  0.02
Distributions to shareholders:
  From net investment income ..................................        (0.02)                (0.02)
                                                                     -------               -------
    Net asset value, end of period ............................       $ 1.00                $ 1.00
                                                                     -------               -------
                                                                     -------               -------
SELECTED INFORMATION
Total return (a) ..............................................         2.05%                 2.39%
Net assets at end of period (in thousands) ....................       $   10                $   10
Ratio of expenses to average daily net assets .................         1.59%(c)              1.63%(c)
Ratio of net investment income to average daily net assets ....         4.14%(c)              4.00%(c)

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  COMMENCEMENT OF OFFERING OF CLASS B SHARES WAS FEBRUARY 18, 1997.
(c)  ANNUALIZED.

---------------------------------------------------------------------

               1998 Semiannual Report  21  Cash Management Funds

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

U.S. GOVERNMENT MONEY MARKET FUND

                                                              Six Months Ended              Year Ended September 30,
                                                               March 31, 1998    -----------------------------------------------
                                                                (Unaudited)       1997      1996      1995      1994      1993
                                                              ----------------   -------   -------   -------   -------   -------
PER-SHARE DATA
Net asset value, beginning of period .......................       $ 1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                  -------        -------   -------   -------   -------   -------
Operations:
  Net investment income ....................................         0.02           0.05      0.05      0.05      0.03      0.02
Distributions to shareholders:
  From net investment income ...............................        (0.02)         (0.05)    (0.05)    (0.05)    (0.03)    (0.02)
                                                                  -------        -------   -------   -------   -------   -------
Net asset value, end of period .............................       $ 1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                  -------        -------   -------   -------   -------   -------
                                                                  -------        -------   -------   -------   -------   -------
SELECTED INFORMATION
Total return (a) ...........................................         2.38%          4.71%     4.72%     4.99%     2.98%     2.51%
Net assets at end of period (in millions) ..................       $  305        $   285   $   291   $   256   $   185   $   195
Ratio of expenses to average daily net assets ..............         0.89%(b)       0.90%     0.90%     0.91%     0.92%     0.93%
Ratio of net investment income to average daily net
  assets ...................................................         4.77%(b)       4.61%     4.62%     4.90%     2.88%     2.41%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net assets before
    waivers ................................................         0.99%(b)       1.00%     1.00%     1.01%     1.02%     1.03%
  Ratio of net investment income to average daily net assets
    before waivers .........................................         4.67%(b)       4.51%     4.52%     4.80%     2.78%     2.31%

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  ANNUALIZED.

---------------------------------------------------------------------

               1998 Semiannual Report  22  Cash Management Funds

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

TAX-EXEMPT MONEY MARKET FUND

                                                              Six Months Ended              Year Ended September 30,
                                                               March 31, 1998    -----------------------------------------------
                                                                (Unaudited)       1997      1996      1995      1994      1993
                                                              ----------------   -------   -------   -------   -------   -------
PER-SHARE DATA
Net asset value, beginning of period .......................       $ 1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                  -------        -------   -------   -------   -------   -------
Operations:
  Net investment income ....................................         0.01           0.03      0.03      0.03      0.02      0.02
Distributions to shareholders:
  From net investment income (a) ...........................        (0.01)         (0.03)    (0.03)    (0.03)    (0.02)    (0.02)
                                                                  -------        -------   -------   -------   -------   -------
Net asset value, end of period .............................       $ 1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                                  -------        -------   -------   -------   -------   -------
                                                                  -------        -------   -------   -------   -------   -------
SELECTED INFORMATION
Total return (b) ...........................................         1.38%          2.77%     2.80%     3.02%     1.82%     1.87%
Net assets at end of period (in millions) ..................       $  226        $   235   $   210   $   206   $   178   $   169
Ratio of expenses to average daily net assets ..............         0.89%(c)       0.90%     0.90%     0.91%     0.90%     0.92%
Ratio of net investment income to average daily net
  assets ...................................................         2.77%(c)       2.75%     2.76%     2.97%     1.80%     1.83%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net assets before
    waivers ................................................         0.99%(c)       1.00%     1.00%     1.01%     1.00%     1.02%
  Ratio of net investment income to average daily net assets
    before waivers .........................................         2.67%(c)       2.65%     2.66%     2.87%     1.70%     1.73%

(a) INCLUDES DISTRIBUTIONS WHICH ARE TAXABLE FOR FEDERAL AND STATE INCOME TAX PURPOSES OF $0.0001 AND $0.0001 PER SHARE FOR FISCAL 1997 AND 1995, RESPECTIVELY.
(b) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(c)  ANNUALIZED.

---------------------------------------------------------------------

               1998 Semiannual Report  23  Cash Management Funds

Investments in Securities (Unaudited)
---------------------------------------------------------------------

MONEY MARKET FUND                                                   March 31, 1998
 ...........................................................................................

                                                            Principal             Market
Description of Security                                       Amount            Value (a)
---------------------------------------------------------  ------------       --------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (4.1%):
  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (b) (1.0%):
    5.63%, 10/20/98 .....................................  $ 25,000,000       $   24,995,973
                                                                              --------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION COUPON NOTES (0.2%):
    5.89%, 5/29/98 ......................................     6,000,000            5,999,032
                                                                              --------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (0.3%):
    5.60%, 4/13/98 ......................................     8,135,000            8,119,815
                                                                              --------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (b) (1.4%):
    5.28%, 6/2/99 .......................................     9,000,000            8,975,526
    5.53%, 4/1/99 .......................................    10,375,000           10,350,164
    5.28%, 6/2/99 .......................................     9,000,000            8,965,643
    5.27%, 5/11/98 ......................................     8,500,000            8,499,372
                                                                              --------------
                                                                                  36,790,705
                                                                              --------------

  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (b) (0.7%):
    5.60%, 10/6/98 ......................................    17,000,000           16,994,484
                                                                              --------------

  U.S. TREASURY NOTES (0.5%):
    5.50%, 2/28/99 ......................................    12,433,000           12,435,087
                                                                              --------------

      Total U.S. Government and Agency Securities
        (cost: $105,335,096)  ...........................                        105,335,096
                                                                              --------------

U.S. GOVERNMENT AGENCY - BACKED SECURITIES (0.4%):
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.64%, 5/18/98
      (cost: $8,903,951) ................................     8,970,000            8,903,951
                                                                              --------------

BANK NOTES (1.0%):
    LaSalle National Bank, 6.27%, 4/27/98
      (cost: $24,999,661) ...............................    25,000,000           24,999,661
                                                                              --------------

CERTIFICATES OF DEPOSIT - YANKEE (c) (14.1%):
    ABN-AMRO, 5.63%, 3/12/99 ............................    31,000,000           30,962,701
    Bank of Montreal, 5.81%, 11/9/98 ....................     4,400,000            4,403,203
    Bank of Montreal, 5.87%, 11/25/98 ...................    35,000,000           34,995,633
    Bank of Nova Scotia, 5.95%, 6/29/98 .................    29,000,000           28,996,617

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  24  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount            Value (a)
---------------------------------------------------------  ------------       --------------
    Barclays Bank PLC, 5.90%, 10/22/98 ..................  $ 20,000,000       $   20,003,414
    Bayerische Vereinsbank AG, 5.85%, 12/18/98 ..........    25,500,000           25,528,002
    Commerzbank, 5.64%, 3/2/99 ..........................    27,500,000           27,487,903
    Deutsche Bank, 5.67%, 1/8/99 ........................    29,500,000           29,493,446
    Generale Bank, 5.96%, 6/18/98 .......................    17,000,000           16,998,958
    Rabobank, 5.81%, 5/19/98 ............................    35,000,000           35,000,907
    Royal Bank of Canada, 5.88%, 9/17/98 ................    17,000,000           17,003,411
    Societe Generale, 6.00%, 6/16/98 ....................    21,000,000           20,998,287
    Societe Generale, 5.97%, 10/27/98 ...................    15,000,000           14,995,076
    Swiss Bank Corp., 6.05%, 5/22/98 ....................    12,400,000           12,402,641
    Swiss Bank Corp., 5.65%, 3/24/99 ....................    15,000,000           14,992,969
    Swiss Bank Corp., 5.69%, 1/7/99 .....................    25,000,000           24,994,467
                                                                              --------------

      Total Certificates Of Deposit - Yankee
        (cost: $359,257,635)  ...........................                        359,257,635
                                                                              --------------

COMMERCIAL PAPER (79.7%):
  ASSET-BACKED SECURITIES (4.8%):
    Asset Securitization Cooperative Corp., 5.48%,
      4/3/98 ............................................    30,000,000(d)        29,990,867
    Asset Securitization Cooperative Corp., 5.50%,
      4/24/98 ...........................................     5,600,000(d)         5,580,322
    Enterprise Funding Corp., 5.69%, 4/15/98 ............     6,686,000(d)         6,671,205
    Four Winds Funding Corp., 5.48%, 4/14/98 ............    20,000,000(d)        19,960,422
    Four Winds Funding Corp., 5.52%, 4/2/98 .............    16,600,000(d)        16,597,455
    Four Winds Funding Corp., 5.50%, 4/7/98 .............     4,000,000(d)         3,996,333
    Kitty Hawk Funding, 5.55%, 4/9/98 ...................     9,430,000(d)         9,418,370
    Kitty Hawk Funding, 5.55%, 4/21/98 ..................    31,310,000(d)        31,213,461
                                                                              --------------
                                                                                 123,428,435
                                                                              --------------

  BUSINESS CREDIT INSTITUTIONS (14.7%):
    BellSouth Capital Funding Corp., 5.50%, 4/9/98 ......     5,535,000            5,528,234
    BellSouth Capital Funding Corp., 5.51%, 4/13/98 .....    32,600,000           32,540,125
    BTR Dunlop Finance Inc., 5.50%, 6/17/98 .............    22,901,000(d)        22,631,595
    BTR Dunlop Finance Inc., 5.38%, 8/12/98 .............    19,700,000(d)        19,308,441
    Caterpillar Financial Services Corp., 5.70%,
      4/8/98 ............................................     7,400,000            7,391,798
    Caterpillar Financial Services Corp., 5.57%,
      4/21/98 ...........................................     7,040,000            7,018,215
    Caterpillar Financial Services Corp., 5.51%,
      4/27/98 ...........................................     4,916,000            4,896,437
    Caterpillar Financial Services Corp., 5.50%,
      7/9/98 ............................................    18,700,000           18,417,163
    Ford Motor Credit Co., 5.47%, 4/10/98 ...............    25,831,000           25,795,676
    Ford Motor Credit Co., 5.47%, 4/10/98 ...............     9,360,000            9,347,200
    General Electric Capital Corp., 5.58%, 4/30/98 ......    15,000,000           14,932,575
    General Electric Capital Corp., 5.50%, 6/5/98 .......    35,000,000           34,652,431

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  25  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount            Value (a)
---------------------------------------------------------  ------------       --------------
    John Deere Capital Corp., 5.52%, 4/22/98 ............  $ 42,984,000       $   42,845,592
    Novartis Finance Corp., 5.46%, 4/13/98 ..............    16,000,000           15,970,880
    Novartis Finance Corp., 5.51%, 4/30/98 ..............    12,000,000           11,946,737
    Novartis Finance Corp., 5.54%, 5/15/98 ..............    16,100,000           15,990,985
    St. Michael Finance PLC, 5.45%, 4/28/98 .............    24,179,000(c)        24,080,168
    St. Michael Finance PLC, 5.44%, 5/5/98 ..............    15,000,000(c)        14,922,933
    Teco Finance Inc., 5.45%, 4/6/98 ....................    10,000,000(d)         9,992,431
    Teco Finance Inc., 5.45%, 4/23/98 ...................    10,700,000(d)        10,664,363
    Toyota Motor Credit Corp., 5.70%, 4/8/98 ............    25,000,000           24,972,292
                                                                              --------------
                                                                                 373,846,271
                                                                              --------------

  CONSUMER NON-DURABLES (0.9%):
    Clorox Co., 5.49%, 6/24/98 ..........................    10,000,000            9,871,900
    Toys "R" Us Inc., 5.53%, 4/13/98 ....................    12,300,000           12,277,327
                                                                              --------------
                                                                                  22,149,227
                                                                              --------------

  DIVERSIFIED CHEMICALS (4.7%):
    Akzo Nobel Inc., 5.71%, 4/14/98 .....................     5,000,000            4,989,689
    Akzo Nobel Inc., 5.46%, 7/28/98 .....................    12,150,000           11,932,556
    Bayer Corp., 5.50%, 4/7/98 ..........................     5,200,000            5,195,233
    Bayer Corp., 5.50%, 4/7/98 ..........................    30,000,000           29,972,500
    BOC Group Inc. (DE), 5.50%, 4/3/98 ..................    15,000,000(d)        14,995,417
    BOC Group Inc. (DE), 5.55%, 4/6/98 ..................     5,764,000(d)         5,759,557
    Dupont (E.I.) de Nemours & Co., 5.50%, 4/2/98 .......    25,000,000(d)        24,996,181
    Dupont (E.I.) de Nemours & Co., 5.50%, 5/4/98 .......     5,500,000(d)         5,472,271
    Dupont (E.I.) de Nemours & Co., 5.50%, 5/12/98 ......     4,867,000(d)         4,836,514
    Dupont (E.I.) de Nemours & Co., 5.57%, 6/26/98 ......     1,809,000(d)         1,784,929
    Hoechst Corp., 6.12%, 4/1/98 ........................     8,981,000(d)         8,981,000
                                                                              --------------
                                                                                 118,915,847
                                                                              --------------

  DIVERSIFIED TECHNOLOGY (1.3%):
    EDS Finance PLC, 5.51%, 5/22/98 .....................    12,470,000(c)(d)     12,372,661
    EDS Finance PLC, 5.66%, 6/5/98 ......................     8,300,000(c)(d)      8,215,179
    IBM Credit Corp., 5.52%, 4/20/98 ....................    11,694,000           11,659,931
                                                                              --------------
                                                                                  32,247,771
                                                                              --------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  26  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount            Value (a)
---------------------------------------------------------  ------------       --------------
  ELECTRIC UTILITIES (2.1%):
    National Cooperative Services Corp., 5.52%,
      5/8/98 ............................................  $  4,155,000(d)    $    4,131,428
    National Rural Utilities Cooperative Finance Corp.,
      5.43%, 5/22/98 ....................................    11,220,000           11,133,690
    National Rural Utilities Cooperative Finance Corp.,
      5.48%, 6/12/98 ....................................    25,000,000           24,726,000
    Wisconsin Electric Power Co., 5.47%, 4/9/98 .........    14,073,000           14,055,893
                                                                              --------------
                                                                                  54,047,011
                                                                              --------------

  ELECTRIC AND GAS UTILITIES (0.4%):
    Florida Power & Light Co., 5.57%, 4/20/98 ...........    10,500,000           10,469,133
                                                                              --------------

  ELECTRICAL EQUIPMENT (0.6%):
    Siemens Capital Corp., 5.64%, 4/9/98 ................    10,000,000            9,987,467
    Siemens Capital Corp., 5.48%, 6/12/98 ...............     6,000,000            5,934,240
                                                                              --------------
                                                                                  15,921,707
                                                                              --------------

  FINANCIAL AND REAL ESTATE INSTITUTIONS (5.9%):
    Caisse des Depots et Consignations, 5.53%,
      4/16/98 ...........................................    30,000,000(c)(d)     29,930,874
    Commercial Credit Company, 5.51%, 6/4/98 ............    20,000,000           19,804,267
    Eksportfinans A/S, 5.45%, 8/21/98 ...................     1,920,000(c)         1,878,725
    KFW International Finance, 5.55%, 4/17/98 ...........    24,000,000           23,940,800
    Swedish Export Credit Corp., 5.64%, 5/15/98 .........    16,477,000(c)        16,363,419
    Swedish Export Credit Corp., 5.65%, 5/15/98 .........     5,149,000(c)         5,113,443
    U.S. Prime Property Inc., LOC ABN-AMRO Bank N.V.,
      5.53%, 4/24/98 ....................................    13,000,000           12,954,070
    U.S. Prime Property Inc., LOC Westpac Banking Corp.,
      5.52%, 4/24/98 ....................................     6,424,000            6,401,345
    U.S. Prime Property Inc., LOC Westpac Banking Corp.,
      5.58%, 4/30/98 ....................................    13,990,000           13,927,115
    USAA Capital Corp., 5.49%, 6/19/98 ..................    15,000,000           14,819,288
    Western Australia Treasury Corp., 5.52%, 6/23/98 ....     3,600,000(c)         3,554,184
                                                                              --------------
                                                                                 148,687,530
                                                                              --------------

  FOOD AND BEVERAGE PRODUCTS (3.1%):
    Coca-Cola Co., 5.44%, 5/5/98 ........................    43,500,000           43,276,507
    Golden Peanut Co., 5.67%, 4/10/98 ...................     5,580,000            5,572,090
    Golden Peanut Co., 5.69%, 4/14/98 ...................    10,000,000            9,979,453
    Golden Peanut Co., 5.69%, 4/28/98 ...................     4,500,000            4,480,796
    Golden Peanut Co., 5.45%, 7/17/98 ...................     1,800,000            1,770,843

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  27  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount            Value (a)
---------------------------------------------------------  ------------       --------------
    Heinz (H.J.) Co., 5.62%, 6/22/98 ....................  $ 14,029,000       $   13,849,413
                                                                              --------------
                                                                                  78,929,102
                                                                              --------------

  FULL LINE INSURANCE (0.4%):
    Associates Financial Services Corp of PR., 5.47%,
      4/6/98 ............................................     8,900,000            8,893,238
                                                                              --------------

  INDUSTRIAL CONGLOMERATE (1.0%):
    Minnesota Mining & Manufacturing Co., 5.52%,
      4/3/98 ............................................    21,500,000           21,493,407
    Minnesota Mining & Manufacturing Co., 5.46%,
      4/20/98 ...........................................     3,903,000            3,891,753
                                                                              --------------
                                                                                  25,385,160
                                                                              --------------

  INDUSTRIAL EQUIPMENT (1.5%):
    Dover Corp., 5.55%, 4/6/98 ..........................    13,000,000(d)        12,989,980
    Dover Corp., 5.70%, 4/9/98 ..........................     6,730,000(d)         6,721,475
    Dover Corp., 5.54%, 4/16/98 .........................    11,000,000(d)        10,974,608
    Dover Corp., 5.54%, 4/20/98 .........................     7,500,000(d)         7,478,071
                                                                              --------------
                                                                                  38,164,134
                                                                              --------------

  INSURANCE COMPANIES (1.3%):
    Allianz of America Finance Corp., 5.55%, 5/5/98 .....     6,800,000(d)         6,764,357
    Allianz of America Finance Corp., 5.50%, 6/4/98 .....    11,300,000(d)        11,189,511
    Allianz of America Finance Corp., 5.51%, 6/4/98 .....     5,700,000(d)         5,644,165
    Allianz of America Finance Corp., 5.52%, 6/22/98 ....    10,200,000(d)        10,071,752
                                                                              --------------
                                                                                  33,669,785
                                                                              --------------

  MINING AND MINERAL RELATED (1.7%):
    Rio Tinto America Inc., 5.45%, 5/22/98 ..............    25,000,000(d)        24,806,980
    Rio Tinto America Inc., 5.52%, 6/25/98 ..............     4,309,000(d)         4,252,839
    U.S. Borax Inc., 5.51%, 5/20/98 .....................    15,000,000(d)        14,887,504
                                                                              --------------
                                                                                  43,947,323
                                                                              --------------

  MONEY CENTER BANKS (14.1%):
    Abbey National North America, 5.42%, 4/7/98 .........    30,610,000           30,582,348
    Bank of New York Co. Inc., 5.51%, 5/11/98 ...........     5,658,000            5,623,360
    Bank of New York Co. Inc., 5.55%, 6/2/98 ............    30,000,000           29,713,250
    Bank One Corp., 5.57%, 4/1/98 .......................    13,290,000(d)        13,290,000
    Bayerische Landesbank Girozentrale, 5.51%,
      5/27/98 ...........................................    35,000,000(c)        34,700,011
    Den Danske Corp. Inc., 5.46%, 4/13/98 ...............    24,700,000           24,655,046
    Den Norske Bank, 5.47%, 7/1/98 ......................    20,000,000(c)        19,723,461
    Den Norske Bank, 5.46%, 8/4/98 ......................    20,000,000(c)        19,620,833

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  28  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount            Value (a)
---------------------------------------------------------  ------------       --------------
    Generale Bank Inc., 5.40%, 7/30/98 ..................  $ 11,000,000(c)    $   10,802,000
    Generale Bank Inc., 5.50%, 4/24/98 ..................    16,000,000(c)        15,943,778
    Lloyds Bank PLC, 5.67%, 6/8/98 ......................    28,500,000(c)        28,194,765
    National Australia Funding (DE) Inc., 5.42%,
      4/17/98 ...........................................    25,000,000           24,939,778
    National Australia Funding (DE) Inc., 5.65%,
      6/5/98 ............................................    10,000,000            9,897,986
    National Bank of Canada, 5.57%, 7/24/98 .............    30,000,000(c)        29,470,850
    Societe Generale N.A. Inc., 5.64%, 5/22/98 ..........     4,552,000(c)         4,515,630
    Svenska Handelsbanken Inc., 5.53%, 4/6/98 ...........    17,800,000           17,786,329
    Svenska Handelsbanken Inc., 5.51%, 5/18/98 ..........    17,132,000           17,008,759
    Toronto-Dominion Holdings USA Inc., 5.62%, 6/2/98 ...    23,000,000           22,777,386
                                                                              --------------
                                                                                 359,245,570
                                                                              --------------

  OFFICE AND INDUSTRIAL SERVICES (1.0%):
    First Data Corp., 5.45%, 5/27/98 ....................    17,625,000           17,475,579
    First Data Corp., 5.68%, 6/2/98 .....................     8,000,000            7,921,742
                                                                              --------------
                                                                                  25,397,321
                                                                              --------------

  OIL INTEGRATED INTERNATIONAL (4.8%):
    American Petrofina Holding Company, 5.57%, 4/8/98 ...     8,375,000(d)         8,365,929
    American Petrofina Holding Company, 5.57%,
      4/15/98 ...........................................     9,000,000(d)         8,980,505
    American Petrofina Holding Company, 5.57%,
      4/16/98 ...........................................     8,980,000(d)         8,959,159
    Arco British Ltd., 5.53%, 4/27/98 ...................    15,000,000(c)(d)     14,940,092
    Arco Coal Australia Inc., 5.52%, 4/28/98 ............     9,572,000(d)         9,532,372
    Arco Coal Australia Inc., 5.54%, 4/29/98 ............    15,000,000(d)        14,935,367
    Arco Coal Australia, Inc., 5.55%, 4/29/98 ...........     7,462,000(d)         7,429,789
    Petrofina (DE) Inc., 5.56%, 4/22/98 .................     9,389,000            9,358,548
    Repsol International Finance B.V., 5.47%, 5/1/98 ....    38,500,000(c)        38,324,504
                                                                              --------------
                                                                                 120,826,265
                                                                              --------------

  PHARMACEUTICALS (2.1%):
    Abbott Laboratories, 5.53%, 4/2/98 ..................     7,300,000            7,298,879
    Merck & Co. Inc., 5.53%, 4/21/98 ....................     5,000,000            4,984,639
    Pfizer Inc., 5.50%, 5/7/98 ..........................    27,000,000(d)        26,851,500
    Pfizer Inc., 5.50%, 4/23/98 .........................    15,000,000(d)        14,949,583
                                                                              --------------
                                                                                  54,084,601
                                                                              --------------

  REGIONAL BANKS (2.4%):
    First Chicago Financial Corp., 5.46%, 6/8/98 ........    13,269,000           13,132,153
    Norwest Corp., 5.51%, 5/21/98 .......................    48,350,000           47,979,988
                                                                              --------------
                                                                                  61,112,141
                                                                              --------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  29  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                       Amount            Value (a)
---------------------------------------------------------  ------------       --------------
  SECURITIES BROKER (6.9%):
    Goldman Sachs Group L.P., 5.58%, 4/1/98 .............  $ 20,000,000       $   20,000,000
    Goldman Sachs Group L.P., 5.65%, 5/8/98 .............    10,000,000            9,941,931
    Goldman Sachs Group L.P., 5.65%, 6/12/98 ............    30,000,000           29,661,000
    Merrill Lynch & Co. Inc., 5.60%, 4/6/98 .............    10,000,000            9,992,222
    Merrill Lynch & Co. Inc., 5.69%, 4/29/98 ............    15,000,000           14,933,617
    Merrill Lynch & Co. Inc., 5.38%, 8/3/98 .............    15,000,000           14,722,033
    Morgan Stanley, Dean Witter & Discover, 5.48%,
      4/17/98 ...........................................    10,000,000            9,975,644
    Morgan Stanley, Dean Witter & Discover, 5.38%,
      7/28/98 ...........................................    31,000,000           30,453,332
    Salomon Smith Barney, 5.54%, 4/24/98 ................    36,900,000           36,769,395
                                                                              --------------
                                                                                 176,449,174
                                                                              --------------

  SEMICONDUCTORS/ELECTRONICS (0.2%):
    Motorola Credit Corp., 5.51%, 4/7/98 ................     4,237,000            4,233,109
                                                                              --------------

  STAPLE CONGLOMERATES (1.6%):
    Diageo PLC, 5.46%, 8/26/98 ..........................    11,500,000(c)        11,243,608
    Grand Metropolitan Capital Corp., 5.68%, 4/8/98 .....     8,384,000            8,374,740
    Grand Metropolitan Capital Corp., 5.55%, 4/15/98 ....    15,000,000           14,967,625
    Grand Metropolitan Capital Corp., 5.65%, 4/15/98 ....     6,211,000            6,197,353
                                                                              --------------
                                                                                  40,783,326
                                                                              --------------

  TELECOMMUNICATIONS (1.4%):
    Ameritech Corp., 5.40%, 6/9/98 ......................    15,000,000           14,844,749
    AT&T Corp., 5.57%, 7/9/98 ...........................    15,000,000           14,770,238
    Bell South Telecommunications Inc., 5.53%,
      4/28/98 ...........................................     5,000,000            4,979,263
                                                                              --------------
                                                                                  34,594,250
                                                                              --------------

  TIRES/AUTO PARTS (0.8%):
    Denso International, 5.65%, 4/15/98 .................    20,400,000           20,355,176
                                                                              --------------

      Total Commercial Paper
        (cost: $2,025,782,607)  .........................                      2,025,782,607
                                                                              --------------

DEPOSIT NOTES (0.4%):
    Westpac Capital Corp., 5.91%, 11/19/98
      (cost: $10,000,304) ...............................    10,000,000           10,000,304
                                                                              --------------

      Total Investments in Securities
        (cost: $2,534,279,254) (e)  .....................                     $2,534,279,254
                                                                              --------------
                                                                              --------------

---------------------------------------------------------------------

               1998 Semiannual Report  30  Cash Management Funds

---------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON MARCH 31, 1998. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2a-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(c) SECURITIES OF FOREIGN ISSUERS ARE DENOMINATED IN U.S. DOLLARS. THE AGGREGATE VALUE OF THESE SECURITIES AT MARCH 31, 1998, IS $703,168,753, WHICH REPRESENTS 27.7% OF NET ASSETS.
(d) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) AND UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER QUALIFIED INSTITUTIONAL BUYERS. SUBJECT TO THE OVERSIGHT OF THE BOARD OF DIRECTORS, THESE SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN DETERMINED TO BE LIQUID BY THE ADVISOR. THE AGGREGATE VALUE OF THESE SECURITIES AT MARCH 31, 1998, IS $551,516,814, WHICH REPRESENTS 21.7% OF NET ASSETS.
(e)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

               1998 Semiannual Report  31  Cash Management Funds

Investments in Securities (Unaudited)
---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND                                    March 31, 1998
 ............................................................................................

                                                             Principal             Market
Description of Security                                        Amount             Value (a)
---------------------------------------------------------  --------------       -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (82.1%):
  FEDERAL FARM CREDIT BANK DISCOUNT NOTES (2.4%):
    5.43%, 4/13/98 ......................................  $    7,500,000       $   7,486,425
                                                                                -------------

  FEDERAL FARM CREDIT BANK FLOATING RATE NOTES (b) (1.6%):
    5.51%, 11/2/98 ......................................       5,000,000           4,997,149
                                                                                -------------

  FEDERAL FARM CREDIT BANK MEDIUM TERM NOTES (2.9%):
    5.70%, 12/1/98 ......................................       3,690,000           3,687,632
    5.80%, 8/21/98 ......................................       5,000,000           5,000,000
                                                                                -------------
                                                                                    8,687,632
                                                                                -------------

  FEDERAL HOME LOAN BANK COUPON NOTES (6.6%):
    5.80%, 6/12/98 ......................................       2,475,000           2,474,716
    5.72%, 7/21/98 ......................................       5,200,000           5,199,462
    5.78%, 10/30/98 .....................................       1,745,000           1,744,787
    5.69%, 9/24/98 ......................................       1,670,000           1,669,339
    5.63%, 3/2/99 .......................................       4,025,000           4,025,000
    5.50%, 3/26/99 ......................................       5,000,000           4,992,722
                                                                                -------------
                                                                                   20,106,026
                                                                                -------------

  FEDERAL HOME LOAN BANK DISCOUNT NOTES (2.5%):
    5.47%, 4/13/98 ......................................       5,590,000           5,579,808
    5.59%, 5/19/98 ......................................       2,080,000           2,064,497
                                                                                -------------
                                                                                    7,644,305
                                                                                -------------

  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (b) (1.3%):
    5.54%, 2/26/99 ......................................       4,000,000           3,998,223
                                                                                -------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION COUPON NOTES (2.3%):
    5.89%, 5/29/98 ......................................       7,000,000           6,998,870
                                                                                -------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (26.7%):
    5.38%, 4/10/98 ......................................       8,157,000           8,146,029
    5.45%, 4/13/98 ......................................       5,000,000           4,990,917
    5.47%, 4/17/98 ......................................       5,900,000           5,885,656
    5.46%, 4/23/98 ......................................       6,000,000           5,979,980
    5.46%, 4/24/98 ......................................       5,000,000           4,982,558
    5.37%, 4/30/98 ......................................       5,000,000           4,978,371

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  32  Cash Management Funds

---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                             Principal             Market
Description of Security                                        Amount             Value (a)
---------------------------------------------------------  --------------       -------------
    5.38%, 4/30/98 ......................................  $    5,500,000       $   5,476,164
    5.46%, 4/30/98 ......................................       5,000,000           4,978,008
    5.47%, 5/7/98 .......................................       5,000,000           4,972,650
    5.44%, 5/8/98 .......................................      15,000,000          14,916,133
    5.46%, 5/8/98 .......................................       5,000,000           4,971,942
    5.50%, 5/8/98 .......................................       4,377,000           4,352,258
    5.50%, 5/11/98 ......................................       3,682,000           3,659,499
    5.34%, 5/29/98 ......................................       3,000,000           2,974,190
                                                                                -------------
                                                                                   81,264,355
                                                                                -------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (15.6%):
    5.43%, 5/4/98 .......................................      10,000,000           9,950,225
    5.60%, 4/13/98 ......................................       5,000,000           4,990,667
    5.55%, 4/24/98 ......................................       5,000,000           4,982,271
    5.51%, 4/30/98 ......................................       5,000,000           4,977,807
    5.37%, 5/6/98 .......................................      10,777,000          10,720,735
    5.40%, 6/12/98 ......................................      10,000,000           9,892,000
    5.55%, 6/12/98 ......................................       2,000,000           1,977,800
                                                                                -------------
                                                                                   47,491,505
                                                                                -------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (b) (3.9%):
    5.53%, 4/1/99 .......................................       5,000,000           4,988,030
    5.28%, 6/2/99 .......................................       3,000,000           2,991,842
    5.27%, 5/11/98 ......................................       4,000,000           3,999,705
                                                                                -------------
                                                                                   11,979,577
                                                                                -------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION MEDIUM TERM NOTES (6.1%):
    5.71%, 9/9/98 .......................................       4,000,000           4,000,681
    6.08%, 5/6/98 .......................................       5,715,000           5,715,069
    5.89%, 5/21/98 ......................................       1,500,000           1,500,286
    5.35%, 1/20/99 ......................................       3,990,000           3,985,376
    5.33%, 2/12/99 ......................................       3,300,000           3,295,328
                                                                                -------------
                                                                                   18,496,740
                                                                                -------------

  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (b) (3.3%):
    5.38%, 8/20/98 ......................................       6,000,000           5,996,871
    5.60%, 10/6/98 ......................................       4,000,000           3,998,702
                                                                                -------------
                                                                                    9,995,573
                                                                                -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  33  Cash Management Funds

---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                             Principal             Market
Description of Security                                        Amount             Value (a)
---------------------------------------------------------  --------------       -------------
  STUDENT LOAN MARKETING ASSOCIATION MEDIUM TERM NOTES (3.6%):
    5.74%, 11/16/98 .....................................  $    5,000,000       $   4,999,968
    5.74%, 12/17/98 .....................................       6,000,000           5,995,470
                                                                                -------------
                                                                                   10,995,438
                                                                                -------------

  U.S. TREASURY NOTES (3.3%):
    5.13%, 11/30/98 .....................................       7,000,000           6,976,665
    5.50%, 2/28/99 ......................................       3,000,000           3,000,635
                                                                                -------------
                                                                                    9,977,300
                                                                                -------------

      Total U.S. Government and Agency Securities
        (cost: $250,119,118)  ...........................                         250,119,118
                                                                                -------------

U.S. GOVERNMENT AGENCY-BACKED SECURITIES (4.9%):
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.64%, 5/18/98 ........       3,000,000           2,977,910
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.49%, 4/6/98 .........      12,000,000          11,990,850
                                                                                -------------

      Total U.S. Government Agency-Backed Securities
        (cost: $14,968,760)  ............................                          14,968,760
                                                                                -------------

REPURCHASE AGREEMENTS (12.7%):
    Repurchase agreement with ABN/AMRO, acquired on
      3/26/98, interest of $3,568, 5.63%, 4/2/98 ........       3,259,000(c)        3,259,000
    Repurchase agreement with ABN/AMRO, acquired on
      3/31/98, interest of $914, 6.05%, 4/1/98 ..........       5,436,000(c)        5,436,000
    Repurchase agreement with Goldman Sachs, acquired on
      3/5/98, interest of $43,089, 5.54%, 4/2/98 ........      10,000,000(d)       10,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      1/7/98, interest of $69,125, 5.53%, 4/7/98 ........       5,000,000(d)        5,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      1/8/98, interest of $37,495, 5.52%, 4/8/98 ........       2,717,000(d)(e)     2,717,000
    Repurchase agreement with Morgan Stanley, acquired on
      1/9/98, interest of $68,875, 5.51%, 4/9/98 ........       5,000,000(d)(e)     5,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      2/12/98, interest of $30,667, 5.52%, 4/3/98 .......       4,000,000(d)        4,000,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  34  Cash Management Funds

---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                             Principal             Market
Description of Security                                        Amount             Value (a)
---------------------------------------------------------  --------------       -------------
    Repurchase agreement with Morgan Stanley, acquired on
      3/27/98, interest of $3,502, 5.63%, 4/3/98 ........  $    3,199,000(d)    $   3,199,000
                                                                                -------------

      Total Repurchase Agreements
        (cost: $38,611,000)  ............................                          38,611,000
                                                                                -------------

      Total Investments in Securities
        (cost: $303,698,878) (f)  .......................                       $ 303,698,878
                                                                                -------------
                                                                                -------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON MARCH 31, 1998. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2a-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(c) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(d) REPURCHASE AGREEMENT IN A TRI-PARTY ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT. TRI-PARTY REPURCHASE AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN AND THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(e) REPURCHASE AGREEMENTS WITH GREATER THAN SEVEN DAYS TO MATURITY ARE CONSIDERED ILLIQUID. THE AGGREGATE VALUE OF THESE SECURITIES AT MARCH 31, 1998, IS $7,717,000, WHICH REPRESENTS 2.5% OF NET ASSETS.
(f)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

               1998 Semiannual Report  35  Cash Management Funds

Investments in Securities (Unaudited)
---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND                                       March 31, 1998
 .........................................................................................

                                                            Principal            Market
Description of Security                                       Amount           Value (a)
---------------------------------------------------------  ------------       ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

TAX-EXEMPT SECURITIES (b) (99.3%):
  EDUCATION REVENUE (6.6%):
    Illinois Development and Finance Authority, VRDN,
      3.70%, 8/1/26 .....................................  $  4,000,000(c)    $  4,000,000
    Minnesota State Higher Education Facilities
      Authority, VRDN, 3.65%, 3/1/24 ....................     3,430,000(c)       3,430,000
    Orange County, FL, School District Tax Anticipation
      Notes, 4.25%, 9/15/98 .............................     2,700,000          2,708,024
    Santa Cruz County, CA, Office of Education TRANS,
      4.50%, 7/30/98 ....................................     5,000,000          5,010,298
                                                                              ------------
                                                                                15,148,322
                                                                              ------------

  ELECTRIC REVENUE (0.9%):
    York County, SC, Pollution Control Revenue, 3.45%,
      8/15/98 ...........................................     2,000,000          2,000,000
                                                                              ------------

  GENERAL OBLIGATIONS (22.3%):
    California State, 4.50%, 6/30/98 ....................     6,000,000          6,010,398
    Chicago, IL, Equipment Notes, 3.80%, 12/3/98 ........     4,000,000          4,000,000
    Cook Kane Lake & McHenry Counties, IL, Community
      College District 512, 4.50%, 12/1/98 ..............       755,000            759,667
    Dallas Denton & Collin Counties, TX, 4.45%,
      2/15/99 ...........................................     6,225,000          6,272,453
    District of Columbia Refunding, Series B, 6.63%,
      6/1/98 ............................................     1,000,000          1,004,328
    Litchfield, MN, Independent School District No. 465,
      Tax Anticipation Certificates, 3.68%, 3/31/99 .....       970,000            971,211
    Mankato, MN, VRDN, 3.50%, 2/1/18 ....................       300,000(c)         300,000
    Michigan State General Obligation Notes, 4.50%,
      9/30/98 ...........................................     5,000,000          5,018,115
    Milwaukee, WI, Revenue Anticipation Notes, Series A,
      5.00%, 2/25/99 ....................................     3,000,000          3,038,304
    New York City, NY, Series B, VRDN, 3.80%, 10/1/20 ...     2,600,000(c)       2,600,000
    New York City, NY, Series B, VRDN, 3.80%, 10/1/22 ...       700,000(c)         700,000
    New York City, NY, Subseries A-10, VRDN, 3.70%,
      8/1/17 ............................................       800,000(c)         800,000
    New York City, NY, Subseries B-2, VRDN, 3.80%,
      8/15/19 ...........................................     1,500,000(c)       1,500,000
    New York City, NY, Subseries B-3, VRDN, 3.80%,
      8/15/18 ...........................................       600,000(c)         600,000
    New York City, NY, Subseries B-4, VRDN, 3.80%,
      8/15/22 ...........................................     4,400,000(c)       4,400,000
    New York City, NY, Subseries B-4, VRDN, 3.80%,
      8/15/21 ...........................................     1,400,000(c)       1,400,000
    Olathe, KS, Temporary Notes, Series A, 4.50%,
      6/1/98 ............................................     2,000,000          2,002,268
    Richfield, MN, ISD, VRDN, 3.85%, 2/1/10 .............     1,200,000(c)(d)    1,200,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  36  Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                            Principal            Market
Description of Security                                       Amount           Value (a)
---------------------------------------------------------  ------------       ------------
    Utah State Highway, 3.20%, 5/4/98 ...................  $  8,000,000       $  8,000,000
                                                                              ------------
                                                                                50,576,744
                                                                              ------------

  HEALTH SERVICE/HMO'S (2.4%):
    Colorado Health Facilities Authority, Boulder
      Hospital, VRDN, 3.70%, 10/1/14 ....................     5,350,000(c)       5,350,000
                                                                              ------------

  HEALTH/HOSPITAL/NURSING HOME (14.8%):
    Alaska Industrial Development Authority, VRDN, 3.40%,
      6/1/10 ............................................     3,540,000(c)       3,540,000
    Illinois Health Facilities Authority, Franciscan
      Eldercare, VRDN, 3.75%, 5/15/17 ...................     1,150,000(c)       1,150,000
    Illinois Health Facilities Authority, VRDN, 3.70%,
      1/1/16 ............................................       950,000(c)         950,000
    Illinois Health Facilities Authority, VRDN, 3.70%,
      1/1/16 ............................................     6,200,000(c)       6,200,000
    Indiana Health Facilities Authority, VRDN, 3.70%,
      12/1/10 ...........................................       770,000(c)         770,000
    Indiana Hospital Equipment Finance Authority, VRDN,
      3.70%, 12/1/15 ....................................     5,100,000(c)       5,100,000
    Wisconsin Health and Education Facilities Authority,
      VRDN, 3.80%, 6/1/19 ...............................     7,815,000(c)       7,815,000
    Wisconsin Health and Education Facilities Authority,
      VRDN, 3.70%, 8/15/16 ..............................       625,000(c)         625,000
    Wisconsin State Health Facilities, VRDN, 3.65%,
      1/1/16 ............................................     7,320,000(c)       7,320,000
                                                                              ------------
                                                                                33,470,000
                                                                              ------------

  HOSPITAL REVENUE (3.8%):
    Grand Forks, ND, Health Care, United Hospital, VRDN,
      3.80%, 12/1/16 ....................................     2,050,000(c)       2,050,000
    Grand Forks, ND, Health Care, United Hospital, VRDN,
      3.80%, 12/1/25 ....................................     1,350,000(c)       1,350,000
    Illinois Development and Finance Authority, VRDN,
      3.70%, 3/1/15 .....................................       200,000(c)         200,000
    Minnesota Agriculture and Economic Development Board,
      VRDN, 3.50%, 9/1/20 ...............................     2,000,000(c)       2,000,000
    Mississippi Hospital Equipment & Facilities
      Authority, VRDN, 3.65%, 7/1/12 ....................       600,000(c)         600,000
    Wisconsin State Health & Education Facilities
      Authority, VRDN, 3.75%, 4/1/27 ....................     2,300,000(c)       2,300,000
                                                                              ------------
                                                                                 8,500,000
                                                                              ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  37  Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                            Principal            Market
Description of Security                                       Amount           Value (a)
---------------------------------------------------------  ------------       ------------
  HOUSING REVENUE (8.1%):
    Iowa HFA, 3.85%, 5/1/98 .............................  $  3,735,000       $  3,735,000
    Iowa HFA, VRDN, 4.25%, 1/1/15 .......................     1,330,000(c)       1,330,000
    Minnesota State Housing Finance Agency, Series G,
      4.15%, 12/1/98 ....................................     2,000,000          2,003,200
    New Hampshire State HFA, AMT, VRDN, 3.75%, 5/1/25 ...     6,200,000(c)(d)    6,200,000
    Virginia State Housing Authority, 3.80%, 6/10/98 ....     5,000,000          5,000,000
                                                                              ------------
                                                                                18,268,200
                                                                              ------------

  IDR - POLLUTION CONTROL (2.7%):
    Clark County, KY, 3.70%, 4/15/98 ....................     2,090,000          2,090,000
    Putnam County, FL, Pollution Control, 3.65%,
      6/15/98 ...........................................     4,000,000          4,000,000
                                                                              ------------
                                                                                 6,090,000
                                                                              ------------

  IDR - SOLID WASTE DISPOSAL (3.5%):
    Delaware State Economic Development Authority, Series
      C, AMT, VRDN, 3.80%, 8/1/29 .......................     8,000,000(c)(d)    8,000,000
                                                                              ------------

  INDUSTRIAL DEVELOPMENT REVENUE (7.6%):
    Evansville, IN, VRDN, 3.80%, 9/1/04 .................     2,500,000(c)       2,500,000
    Henderson, NV, Public Improvement, AMT, VRDN, 4.05%,
      4/1/07 ............................................     1,300,000(c)(d)    1,300,000
    Illinois Development and Finance Authority, AMT,
      VRDN, 3.85%, 10/1/06 ..............................       745,000(c)(d)      745,000
    Illinois Development and Finance Authority, AMT,
      VRDN, 4.00%, 4/1/15 ...............................     2,125,000(c)(d)    2,125,000
    Minneapolis Commercial Development Revenue,
      International, VRDN, 3.70%, 9/1/13 ................     1,100,000(c)       1,100,000
    Tremonton, UT, AMT, VRDN, 4.05%, 6/1/00 .............     1,800,000(c)(d)    1,800,000
    Warren County, OH, VRDN, 3.95%, 9/1/15 ..............     7,650,000(c)       7,650,000
                                                                              ------------
                                                                                17,220,000
                                                                              ------------

  LEASING REVENUE (3.9%):
    Pendleton County, KY, Multi-County Lease Revenue,
      3.80%, 4/6/98 .....................................     6,500,000          6,500,000
    Pendleton County, KY, Multi-County Lease Revenue,
      3.50%, 6/9/98 .....................................     2,390,000          2,390,000
                                                                              ------------
                                                                                 8,890,000
                                                                              ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1998 Semiannual Report  38  Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                            Principal            Market
Description of Security                                       Amount           Value (a)
---------------------------------------------------------  ------------       ------------
  OTHER REVENUE (8.2%):
    Texas State TRANS, Series A, 4.75%, 8/31/98 .........  $  7,000,000       $  7,026,551
    Wisconsin State Operating Notes, 4.50%, 6/15/98 .....     3,000,000          3,003,885
    Wyoming State General Fund TRANS, 4.50%, 6/26/98 ....     3,500,000          3,505,547
    Wyoming State General Fund TRANS, 4.25%, 6/26/98 ....     5,000,000          5,005,086
                                                                              ------------
                                                                                18,541,069
                                                                              ------------

  SALES TAX REVENUE (3.2%):
    Bloomington, MN, Port Authority, VRDN, 3.70%,
      2/1/09 ............................................       900,000(c)         900,000
    Bloomington, MN, Port Authority, VRDN, 3.70%,
      2/1/09 ............................................     1,700,000(c)       1,700,000
    Bloomington, MN, Port Authority, VRDN, 3.70%,
      2/1/13 ............................................     4,600,000(c)       4,600,000
                                                                              ------------
                                                                                 7,200,000
                                                                              ------------

  WATER/POLLUTION CONTROL REVENUE (11.3%):
    Allegheny County, PA, 3.25%, 5/12/98 ................     3,900,000          3,900,000
    Converse County, WY, 3.15%, 5/11/98 .................     2,400,000          2,400,000
    East Baton Rouge Parish, LA, VRDN, 3.70%, 10/1/99 ...     1,000,000(c)       1,000,000
    Gillette, WY, 3.15%, 5/12/98 ........................     2,000,000          2,000,000
    Illinois Development and Finance Authority, VRDN,
      3.65%, 11/1/28 ....................................     3,900,000(c)       3,900,000
    New York City, NY, Municipal Water Authority, VRDN,
      4.00%, 6/15/25 ....................................     6,310,000(c)       6,310,000
    New York City, NY, Water Finance Authority Series 5A,
      3.45%, 5/8/98 .....................................     3,000,000          3,000,000
    Texas State Water Development Board, 5.00%,
      8/1/98 ............................................     1,000,000          1,004,952
    York County, SC, Pollution Control Revenue, 3.50%,
      9/15/98 ...........................................     2,000,000          2,000,000
                                                                              ------------
                                                                                25,514,952
                                                                              ------------

      Total Tax-Exempt Securities
        (cost: $224,769,287)  ...........................                      224,769,287
                                                                              ------------

      Total Investments in Securities
        (cost: $224,769,287) (e)  .......................                     $224,769,287
                                                                              ------------
                                                                              ------------

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               1998 Semiannual Report  39  Cash Management Funds

---------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         AMT - ALTERNATIVE MINIMUM TAX. AS OF MARCH 31, 1998, THE AGGREGATE
          MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $20,170,000, WHICH REPRESENTS 8.9% OF NET ASSETS.
         HFA - HOUSING FINANCE AUTHORITY
         ISD - INDEPENDENT SCHOOL DISTRICT
         TRANS - TAX AND REVENUE ANTICIPATION NOTE
         VRDN - VARIABLE RATE DEMAND NOTE
(c) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON MARCH 31, 1998. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2a-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(d) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) AND UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER QUALIFIED INSTITUTIONAL BUYERS. SUBJECT TO THE OVERSIGHT OF THE BOARD OF DIRECTORS, THESE SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN DETERMINED TO BE LIQUID BY THE ADVISOR. THE AGGREGATE VALUE OF THESE SECURITIES AT MARCH 31, 1998, IS $21,370,000, WHICH REPRESENTS 9.4% OF NET ASSETS.
(e)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

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                  1998 Semiannual Report  43  Cash Management Funds

GLOSSARY OF TERMS***
--------------------------------------------------------------------------------

AVERAGE WEIGHTED MATURITY
The average maturity is the mean of the maturity dates of a group of securities. The term is used to describe the average time before the securities in a fund mature. Average weighted maturity takes into account the size of each holding represented.

BARBELL STRUCTURE
A barbell investment structure emphasizes securities with long- and short-term maturities and de-emphasizes securities with intermediate-range maturities. This enables a manager to take advantage of the high yields associated with long-term maturities, while still providing liquidity with short-term maturities.

BENCHMARK: MONEY MARKET FUND
IBC's MONEY FUND REPORT AVERAGES-TM--First Tier, as reported by IBC's
MONEY FUND REPORT-TM-, which is an average of money market funds investing exclusively in first tier securities (securities in the highest rating category for short-term debt obligations).

BENCHMARK: U.S. GOVERNMENT MONEY MARKET
IBC's MONEY FUND REPORT AVERAGES-TM--U.S. Government & Agencies, as reported by IBC's MONEY FUND REPORT-TM-, which is an average of money market funds investing in U.S. Treasury securities, government agency obligations, and repurchase agreements backed by U.S. Treasury and agency securities.

BENCHMARK: TAX-EXEMPT MONEY MARKET FUND
IBC's MONEY FUND REPORT AVERAGES-TM--All Tax-Free, as reported by IBC's MONEY FUND REPORT-TM-, which is an average of tax-free money funds that are tax-free at the Federal level for the majority of investors.

YIELD CURVE
A graph that shows the relationship between the interest rates paid on bonds and their maturities, ranging from the shortest maturities to the longest available (assuming the bonds are all of the same quality). The resulting curve indicates whether short-term interest rates are higher or lower than long-term rates.

WINDOW DRESSING
Trading activity near the end of a quarter or fiscal year that is designed to make a portfolio appear more favorable. For example, a corporation may sell losing positions in a portfolio so only positions that have gained in value will be displayed.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.


--------------------------------------------------------------------------------

                  1998 Semiannual Report  44  Cash Management Funds

DIRECTORS
--------------------------------------------------------------------------------

DAVID T. BENNETT, Chairman, Highland Homes, Inc., USL Products, Inc., Kiefer Built, Inc., of Counsel, Gray, Plant, Mooty, Mooty & Bennett, P.A.

JAYE F. DYER, President, Dyer Management Company

WILLIAM H. ELLIS, Retired President, Piper Jaffray Companies Inc., Piper Capital Management Incorporated

KAROL D. EMMERICH, President, The Paraclete Group

LUELLA G. GOLDBERG, Director, TCF Financial, ReliaStar Financial Corp., Hormel Foods Corp.

DAVID A. HUGHEY, Retired Executive Vice President and Chief Administrative Officer of Dean Witter InterCapital Inc. and Dean Witter Trust Co.

GEORGE LATIMER, Chief Executive Officer, National Equity Funds


OFFICERS
--------------------------------------------------------------------------------

WILLIAM H. ELLIS, Chairman of the Board

PAUL DOW, President

ROBERT H. NELSON, Vice President and Treasurer

SUSAN SHARP MILEY, Secretary


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

PIPER CAPITAL MANAGEMENT INCORPORATED
222 South Ninth Street, Minneapolis, MN 55402-3804


TRANSFER AND DIVIDEND DISBURSING AGENTS
--------------------------------------------------------------------------------

INVESTORS FIDUCIARY TRUST COMPANY
1004 Baltimore, Kansas City, MO  64105-1614

PIPER JAFFRAY INC.
222 South Ninth Street, Minneapolis, MN 55402-3804

PIPER TRUST COMPANY
222 South Ninth Street, Minneapolis, MN 55402-3804


CUSTODIAN AND ACCOUNTING AGENT
--------------------------------------------------------------------------------

INVESTORS FIDUCIARY TRUST COMPANY
801 Pennsylvania, Kansas City, MO 64105-1307


LEGAL COUNSEL
--------------------------------------------------------------------------------
DORSEY & WHITNEY LLP
220 South Sixth Street, Minneapolis, MN 55402


FOR MORE INFORMATION


BY PHONE [GRAPHIC]

800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services representatives are ready to answer your questions.

TO ORDER LITERATURE
press 5, ask a service representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.

BY MAIL [GRAPHIC]

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222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the funds' shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 800 866-7778, or mail a request to us.


ON-LINE [GRAPHIC]

http://www.piperjaffray.com/

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PIPER FUNDS
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